Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	185,694,151.13	13,555
Yield Supplement Overcollateralization Amount 04/30/26	8,862,015.35	0
Receivables Balance 04/30/26	194,556,166.48	13,555
Principal Payments	10,124,272.52	276
Defaulted Receivables	411,940.67	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	8,122,527.57	0
Pool Balance at 05/31/26	175,897,425.72	13,260

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.48%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	4,716,252.70	234
Past Due 61-90 days	1,392,132.58	68
Past Due 91-120 days	323,773.47	16
Past Due 121+ days	0.00	0
Total	6,432,158.75	318

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Delinquency Trigger Occurred	NO

Recoveries	210,597.19
Aggregate Net Losses/(Gains) - May 2026	201,343.48
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.24%
Prior Net Losses/(Gains) Ratio	-0.55%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	6.04%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	28.70

Flow of Funds	$ Amount
Collections	11,274,182.62
Investment Earnings on Cash Accounts	16,198.22
Servicing Fee	(162,130.14)
Transfer to Collection Account	-
Available Funds	11,128,250.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	530,778.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	4,758,550.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	608,260.74

Total Distributions of Available Funds	11,128,250.70

Servicing Fee	162,130.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	180,655,975.91
Principal Paid	9,796,725.41
Note Balance @ 06/15/26	170,859,250.50

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	37,695,975.91
Principal Paid	9,796,725.41
Note Balance @ 06/15/26	27,899,250.50
Note Factor @ 06/15/26	9.9682902%

Class A-4
Note Balance @ 05/15/26	97,610,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	97,610,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	30,230,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	30,230,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	15,120,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	15,120,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	723,264.55
Total Principal Paid	9,796,725.41
Total Paid	10,519,989.96

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64285%
Coupon	4.07285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	151,726.30
Principal Paid	9,796,725.41
Total Paid to A-3 Holders	9,948,451.71

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7177878
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7225424
Total Distribution Amount	10.4403302

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5421120
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.0033065
Total A-3 Distribution Amount	35.5454185

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	485.73
Noteholders' Principal Distributable Amount	514.27

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	5,038,175.22
Investment Earnings	14,977.43
Investment Earnings Paid	(14,977.43)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,256,765.73	803,253.14	1,567,693.65
Number of Extensions	63	41	77
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.39%	0.72%